SHARE-BASED COMPENSATION - Share Option Award Plan (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the period (in shares) | shares	4,700,000	7,500,000
Granted (in shares) | shares	1,100,000	0
Exercised (in shares) | shares	(200,000)	(1,800,000)
Forfeited (in shares) | shares	(100,000)	0
Expired (in shares) | shares	(400,000)	(1,000,000.0)
Outstanding, end of the period (in shares) | shares	5,119,591	4,700,000
Exercisable, end of the period (in shares) | shares	2,600,000	2,300,000
Outstanding, beginning of the period (C$ per share)	$ 4.91	$ 5.11
Granted (C$ per share)	3.94	0
Exercised (C$ per share)	3.12	4.02
Forfeited (C$ per share)	4.84	0
Expired (C$ per share)	4.38	7.72
Outstanding, end of the period (C$ per share)	4.82	4.91
Exercisable, end of the period (C$ per share)	$ 4.88	$ 4.59
Closing foreign exchange rate (C$ per share)	0.7901